Inventories (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of inventories
	06.30.2022	06.30.2021
Crops	6,177	11,684
Materials and supplies	6,952	5,839
Sugarcane	292	-
Agricultural inventories	13,421	17,523
Total inventories	13,421	17,523